Land and Yew Forest Use Rights (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual)
Amortization of land use rights and yew forest assets	$ 87,050	$ 88,830	$ 259,221	$ 213,131	$ 292,739	$ 47,772
Unpaid amount related to land use right and Seedling Transfer Agreement		$ 1,300,000		$ 1,300,000	$ 1,300,000